Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Future Minimum Rental Payable under Non-cancellable Operating Leases with Initial Terms of One Year or More

Future minimum rental payable under non-cancellable operating leases with initial terms of one year or more consisted of the following:

	As of December 31,
	2018	2017
	US$’000	US$’000
Within one year	616	1,174
After one year but not more than five years	1,279	859
More than five years	1,368	1,607
	3,263	3,640

Future Minimum Payments under Finance Leases with Initial Terms of One Year or More

Future minimum payments under finance leases with initial terms of one year or more consisted of the following as of December 31:

	2018		2017
	Minimum payments	Present value of payments	Minimum payments	Present value of payments
	US$’000	US$’000	US$’000	US$’000
Within one year	47	44	39	36
After one year but not more than five years	47	46	44	42
More than five years	—	—	—	—
Total minimum lease payments	94	90	83	78
Less: amount representing finance charges	(4)	—	(5)	—
Present value of minimum lease payment	90	90	78	78